Material accounting policies (Details)	12 Months Ended
Dec. 31, 2023
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Software And Internally Developed Assets [Member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years